Disclosure of detailed information about inventories (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Finished goods	$ 256,185	$ 218,128
Raw materials and supplies	3,724,058	4,988,001
Inventory	$ 3,980,243	$ 5,206,129